Contract Assets, Net (Tables)	12 Months Ended
Mar. 31, 2025
Contract Assets, Net [Abstract]
Schedule of Contract Assets, Net	Contract assets, net consisted of the following:
	As of March 31,
	2025	2024
Contract assets	$604,423	$225,610
Less: allowance for expected credit loss	(8,553)	(2,193)
	$595,870	$223,417

Schedule of Movement of Contract Assets

The movement of contract assets is as follow:

	As of March 31,
	2025	2024
Balance at beginning of the year	$225,610	$66,319
Additions	1,248,738	236,285
Changes due to billings	(871,259)	(77,170)
Exchange difference	1,334	176
Balance at end of the year	$604,423	$225,610

Schedule of Movement of Allowances for Expected Credit Loss

The movement of allowances for expected credit loss is as follow:

	As of March 31,
	2025	2024
Balance at beginning of the year	$2,193	$469
Provision	6,337	1,722
Exchange difference	23	2
Balance at end of the year	$8,553	$2,193